Quarterly Report
March 31, 2021
MFS®  Technology Portfolio
MFS® Variable Insurance Trust II
TKS-Q1

Portfolio of Investments
3/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.6%
Brokerage & Asset Managers – 0.9%
Charles Schwab Corp.	6,837	$445,636
Tradeweb Markets, Inc.	7,046	521,404
		$967,040
Business Services – 10.5%
Clarivate PLC (a)	35,024	$924,283
Endava PLC, ADR (a)	11,930	1,010,352
FleetCor Technologies, Inc. (a)	1,980	531,887
Global Payments, Inc.	14,496	2,922,105
Nuvei Corp. (a)	10,109	611,594
Paya, Inc. (a)	50,847	557,283
PayPal Holdings, Inc. (a)	16,307	3,959,992
Verisk Analytics, Inc., “A”	1,668	294,719
WEX, Inc. (a)	2,749	575,146
		$11,387,361
Cable TV – 0.5%
Charter Communications, Inc., “A” (a)	943	$581,850
Computer Software – 24.1%
Adobe Systems, Inc. (a)	8,165	$3,881,396
Asana, Inc. (a)	19,094	545,706
Atlassian Corp. PLC, “A” (a)	3,142	662,208
Autodesk, Inc. (a)	5,040	1,396,836
Bentley Systems, Inc., “B”	3,090	145,014
Black Knight, Inc. (a)	8,732	646,081
Dun & Bradstreet Holdings, Inc. (a)	21,354	508,439
Eventbrite, Inc. (a)	21,773	482,490
Lyft, Inc. (a)	12,987	820,519
Microsoft Corp. (s)	46,778	11,028,849
Okta, Inc. (a)	669	147,468
Ping Identity Holding Corp. (a)	10,033	220,024
Qualtrics International, “A” (a)	6,980	229,712
RAKUS Co. Ltd.	3,100	60,065
RingCentral, Inc. (a)	4,905	1,461,101
salesforce.com, inc. (a)	10,443	2,212,558
Topicus.com, Inc. (a)	3,525	231,522
Twilio, Inc., “A” (a)	2,479	844,744
Zendesk, Inc. (a)	5,509	730,603
		$26,255,335
Computer Software - Systems – 10.9%
Apple, Inc.	26,330	$3,216,209
Constellation Software, Inc.	711	992,945
Descartes Systems Group, Inc. (a)	10,154	619,485
EPAM Systems, Inc. (a)	2,544	1,009,179
HubSpot, Inc. (a)	2,767	1,256,799
Q2 Holdings, Inc. (a)	6,318	633,064
ServiceNow, Inc. (a)	4,056	2,028,446
Square, Inc., “A” (a)	3,212	729,285
TransUnion	7,140	642,600
Wix.com Ltd. (a)	2,810	784,608
		$11,912,620

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Services – 4.8%
Booking Holdings, Inc. (a)	1,669	$3,888,503
Uber Technologies, Inc. (a)	24,952	1,360,134
		$5,248,637
Electronics – 10.3%
Advanced Micro Devices (a)	27,943	$2,193,525
ASML Holding N.V.	401	247,561
KLA Corp.	4,826	1,594,510
Lam Research Corp.	3,390	2,017,864
Marvell Technology Group Ltd.	21,919	1,073,593
Micron Technology, Inc. (a)	9,831	867,193
NVIDIA Corp.	3,856	2,058,834
Skyworks Solutions, Inc.	6,365	1,167,850
		$11,220,930
Gaming & Lodging – 0.5%
DraftKings, Inc. (a)	9,443	$579,139
Internet – 15.8%
Alibaba Group Holding Ltd., ADR (a)	2,333	$528,961
Allegro.eu S.A. (a)	14,527	204,273
Alphabet, Inc., “A” (a)	2,769	5,711,118
Facebook, Inc., “A” (a)	13,191	3,885,145
Farfetch Ltd., “A” (a)	14,528	770,275
Match Group, Inc. (a)	6,467	888,437
Mercadolibre, Inc. (a)	524	771,401
NetEase.com, Inc., ADR	10,015	1,034,149
Pinterest, Inc. (a)	13,273	982,600
Sea Ltd., ADR (a)	2,910	649,599
Tencent Holdings Ltd.	23,000	1,813,250
		$17,239,208
Leisure & Toys – 2.4%
Activision Blizzard, Inc.	18,034	$1,677,162
Take-Two Interactive Software, Inc. (a)	5,302	936,863
		$2,614,025
Medical & Health Technology & Services – 0.5%
Guardant Health, Inc. (a)	3,400	$519,010
Medical Equipment – 1.0%
Bio-Techne Corp.	1,849	$706,189
Maravai Lifesciences Holdings, Inc., “A” (a)	9,074	323,397
		$1,029,586
Other Banks & Diversified Financials – 7.0%
DigitalOcean, Inc. (a)	3,331	$140,335
Mastercard, Inc., “A”	13,817	4,919,543
Visa, Inc., “A”	12,316	2,607,667
		$7,667,545
Specialty Stores – 10.4%
ACV Auctions, Inc. (a)	633	$21,908
Amazon.com, Inc. (a)(s)	3,210	9,931,997
Chewy, Inc., “A” (a)	8,961	759,086
Pinduoduo, Inc., ADR (a)	1,916	256,514

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – continued
ThredUp, Inc. (a)	14,550	$339,452
		$11,308,957
Total Common Stocks		$108,531,243
Investment Companies (h) – 0.2%
Money Market Funds – 0.2%
MFS Institutional Money Market Portfolio, 0.05% (v)	276,579	$276,579
Securities Sold Short – (0.7)%
Business Services – (0.7)%
Cognizant Technology Solutions Corp., “A”	(9,962)	$(778,232)

Other Assets, Less Liabilities – 0.9%		937,274
Net Assets – 100.0%		$108,966,864
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $276,579 and $108,531,243, respectively.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
At March 31, 2021, the fund had cash collateral of $99,336 and other liquid securities with an aggregate value of $2,105,282 to cover any collateral or margin obligations for securities sold short.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$97,791,807	$—	$—	$97,791,807
China	1,819,624	1,813,250	—	3,632,874
United Kingdom	2,704,910	—	—	2,704,910
Canada	2,455,546	—	—	2,455,546
Israel	784,608	—	—	784,608
Taiwan	649,599	—	—	649,599
Netherlands	247,561	—	—	247,561
Poland	204,273	—	—	204,273
Japan	—	60,065	—	60,065
Mutual Funds	276,579	—	—	276,579
Total	$106,934,507	$1,873,315	$—	$108,807,822
Securities Sold Short	$(778,232)	$—	$—	$(778,232)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$3,257,002	$11,646,997	$14,627,420	$—	$—	$276,579
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$461	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.